UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

Ronald H. Oliver        Westport, Connecticut           November 9, 2007

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total (x$1,000): $ 1,015,741


List of Included Managers:

         Andrew J. Knuth        Westport Advisers, LLC
         Edmund H. Nicklin      Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
                                    30-Sep-07

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
Abbott Laboratories                  COM        002824100       2011     37500     SH        Sole                37500
American Eagle Outfitters, Inc       COM        02553E106       1052     40000     SH        Sole                40000
Amphenol Corp.                       COM        032095101       2386     60000     SH        Sole                60000
Anadarko Petroleum Corp.             COM        032511107       2687     50000     SH        Sole                50000
Applebee's International, Inc.       COM        037899101      21653    870300     SH        Sole               870300
Arbitron, Inc.                       COM        03875Q108      30729    677753     SH        Sole               677753
Arthur J. Gallagher & Company        COM        363576109      14589    503600     SH        Sole               503600
Baldor Electric Company              COM        057741100      23154    579566     SH        Sole               579566
BankUnited Financial Corp. - C       COM        06652B103      16918   1088700     SH        Sole              1088700
Big Lots, Inc.                       COM        089302103      39182   1313056     SH        Sole              1313056
Brown & Brown, Inc.                  COM        115236101      15128    575200     SH        Sole               575200
CA, Inc.                             COM        12673P105       1620     63000     SH        Sole                63000
CACI International, Inc.             COM        127190304      10775    210900     SH        Sole               210900
CVS/Caremark Corp.                   COM        126650100      25833    651850     SH        Sole               651850
Charles River Laboratories Int       COM        159864107      39378    701300     SH        Sole               701300
Checkpoint Systems, Inc.             COM        162825103      18119    686600     SH        Sole               686600
ChoicePoint, Inc.                    COM        170388102        546     14400     SH        Sole                14400
Cox Radio, Inc. - Class A            COM        224051102       5655    433334     SH        Sole               433334
Cullen/Frost Bankers, Inc.           COM        229899109       1303     26000     SH        Sole                26000
Darden Restaurants, Inc.             COM        237194105      30734    734200     SH        Sole               734200
DeVry, Inc.                          COM        251893103      47188   1275000     SH        Sole              1275000
Del Monte Foods Company              COM        24522P103      18112   1725000     SH        Sole              1725000
Diebold, Inc.                        COM        253651103        908     20000     SH        Sole                20000
Downey Financial Corp.               COM        261018105       6936    120000     SH        Sole               120000
EMS Technologies, Inc.               COM        26873N108       6231    254013     SH        Sole               254013
EOG Resources, Inc.                  COM        26875P101       3002     41500     SH        Sole                41500
Emmis Communications Corp.           COM        291525103        762    154153     SH        Sole               154153
FEI Company                          COM        30241L109        377     12000     SH        Sole                12000
Fairchild Semiconductor Corp.        COM        303726103       6538    350000     SH        Sole               350000
FedEx Corp.                          COM        31428X106       1362     13000     SH        Sole                13000
Forest Oil Corp.                     COM        346091705      26887    624691     SH        Sole               624691
General Communication, Inc. -        COM        369385109       8977    739450     SH        Sole               739450
Helmerich & Payne, Inc.              COM        423452101        410     12488     SH        Sole                12488
Hilb, Rogal & Hobbs Company          COM        431294107      40098    925400     SH        Sole               925400
IMS Health, Inc.                     COM        449934108      16533    539598     SH        Sole               539598
ITT Educational Services, Inc.       COM        45068B109      72527    596000     SH        Sole               596000
Integral Systems Inc.                COM        45810H107        338     15734     SH        Sole                15734
International Rectifier Corp.        COM        460254105       1320     40000     SH        Sole                40000
Interpublic Group of Companies       COM        460690100       1038    100000     SH        Sole               100000
John Wiley & Sons, Inc.              COM        968223206      15191    338099     SH        Sole               338099
KBR, Inc.                            COM        48242W106      14561    375586     SH        Sole               375586
Kinetic Concepts, Inc.               COM        49460W208       8161    145000     SH        Sole               145000
Laboratory Corporation of Amer       COM        50540R409       2816     36000     SH        Sole                36000
Orient Express Hotels Ltd. - C       COM        G67743107      29690    579100     SH        Sole               579100
Pall Corp.                           COM        696429307       1945     50000     SH        Sole                50000
Parametric Technology Corp.          COM        699173209        836     48000     SH        Sole                48000
Perot Systems Corp. - Class A        COM        714265105      15642    925000     SH        Sole               925000
Plains Exploration & Productio       COM        726505100        442     10000     SH        Sole                10000
Pogo Producing Company               COM        730448107      33130    623800     SH        Sole               623800
Praxair, Inc.                        COM        74005P104       3769     45000     SH        Sole                45000
Precision Castparts Corp.            COM        740189105     101292    684500     SH        Sole               684500
QLogic Corp.                         COM        747277101       9122    678209     SH        Sole               678209
Rogers Corp.                         COM        775133101       6788    164800     SH        Sole               164800
Ruby Tuesday, Inc.                   COM        781182100      16326    890200     SH        Sole               890200
Saks, Inc.                           COM        79377w108      15651    912600     SH        Sole               912600
St. Joe Company (The)                COM        790148100       7602    226193     SH        Sole               226193
Sterling Financial Corp.             COM        859319105       7400    275000     SH        Sole               275000
Stone Energy Corp.                   COM        861642106      11963    299000     SH        Sole               299000
SunTrust Banks, Inc.                 COM        867914103       1438     19000     SH        Sole                19000
Synopsys, Inc.                       COM        871607107      31518   1163892     SH        Sole              1163892
Texas Instruments, Inc.              COM        882508104        734     20064     SH        Sole                20064
The South Financial Group, Inc       COM        837841105      10651    468400     SH        Sole               468400
Thermo Fisher Scientific Inc.        COM        883556102      34690    601000     SH        Sole               601000
TriZetto Group, Inc.                 COM        896882107      17770   1014863     SH        Sole              1014863
Universal Health Services, Inc       COM        913903100      53615    985200     SH        Sole               985200